CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2018
CONTRACTUAL OBLIGATIONS [Abstract]
CONTRACTUAL OBLIGATIONS
22.	CONTRACTUAL OBLIGATIONS

As of December 31, 2018, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	Less than one year	1-2 years	3-5 years	More than 5 years
Financial indebtedness (1)	27,120,439	-	1,272,376	3,817,125	2,544,750	19,486,188
Purchase obligations (2)	4,836,612	-	3,396,343	1,440,269	-	-
Financial Leases	2,199,572	56,892	281,995	564,068	564,050	732,567
Total	34,156,623	56,892	4,950,714	5,821,462	3,108,800	20,218,755

(1) Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2) Corresponds to purchase of natural gas contracts for the processing of liquids.

The totality of the financial indebtedness of TGS and the obligations corresponding to gas purchases are denominated in U.S. dollars which have been translated into Argentine pesos at the exchange rate as of December 31, 2018 (U.S.$ 1.00 = Ps. 37.7). The amounts to be paid in pesos could vary depending on the actual fluctuations in the exchange rate. For further information, see Note 17.a.

(a)	Guarantees granted and goods of restricted availability

The Company has not granted any additional guarantees other than those set out in the remaining notes.